Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 15 – Subsequent Events

On October 27, 2025, the Company entered into a Securities Purchase Agreement (the “SPA”) for the issuance and sale of a total of 549,451 shares of Series D Preferred Stock and warrants to the purchase a total of 25,000,000 shares of common stock. At the initial closing under the SPA on October 27, 2025, the Company issued 109,891 shares of Series D Preferred Stock for consideration of $1,000,000, together with warrants to purchase a total of 25,000,000 shares of common stock exercisable at a price of $12.35 per share (the “Warrants”), with expiration dates as follows: 16,000,000 warrants have an expiration date of nine (9) months, 3,000,000 warrants have an expiration date of sixteen (16) months, and 6,000,000 warrants have an expiration date of two (2) years from the issuance date. The Warrants may not be exercised on a cashless basis unless, upon the listing of the Company’s common stock on any recognized stock exchange pursuant to an effective registration statement, there is no effective registration statement covering, or no current prospectus available for, the free resale of the warrant exercise shares by the holder. On December 1, 2025, at a second closing under the SPA, the Company issued 32,967 additional shares of Series D Preferred Stock for consideration of $300,000. On December 12, 2025, at a third closing under the SPA, the Company issued 49,451 additional shares of Series D Preferred Stock for consideration of $450,000. On December 22, 2025, at a fourth closing under the SPA, the Company issued 32,967 additional shares of Series D Preferred Stock for consideration of $300,000.

On October 15, 2025, the Company converted all issued and outstanding shares of Series CF-1 Preferred Stock and Series CF-2 Preferred Stock to Non-voting common stock, resulting in a total of 3,580,003 shares of Non-voting common stock issued and outstanding after the conversion.

The Company has evaluated all transactions through December 22, 2025, the date these consolidated financial statements were available to be issued and has determined that there are no other events, other than the following, that would require disclosure in or adjustment to these financial statements.

Note 16 – Subsequent Events

The Company has evaluated all transactions through May 28, 2025, the date these consolidated financial statements were available to be issued and has determined that there are no other events, other than the following, that would require disclosure in or adjustment to these financial statements.